Inventories, Net (Tables)	12 Months Ended
Sep. 30, 2024
Inventories, Net [Abstract]
Schedule of Inventories	The components of inventories were as follows of September 30, 2024, and 2023:
	2024	2023
Smartphones	$645,832	$3,623,387
Tablets	570,441	1,114,934
Laptops and others	2,625,799	1,012,060
Total inventories, net	$3,842,072	$5,750,381